Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of amounts recognized in the consolidated balance sheet

Amounts in thousands USD	As of December 31, 2022	As of December 31, 2021
Right-of-Use Assets
Property	$8,804	$7,195
Equipment	1,087	1,583
Total assets	$9,891	$8,778
Lease liabilities
Current (Note 15.1)	2,113	2,952
Non-current (Note 15.1)	7,322	5,427
Total liabilities	$9,435	$8,379

Schedule of amounts recognized in the consolidated statement of income related to leases

Amounts in thousands USD	for the year ended December 31, 2022	for the year ended December 31, 2021	for the year ended December 31, 2020
Depreciation charge of right-of-use assets
Property	$2,577	$1,611	$921
Equipment	407	1,068	682
Total depreciation of right-of-use-assets	2,984	2,679	1,603
Interest expense (included in finance cost, Note 8)	500	386	276
Total amount recognized in net loss for the period	$3,484	$3,065	$1,879